Servicing (Mortgage Servicing Rights Activity) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Servicing [Abstract]
Balance	$ 1,247	$ 1,181	$ 1,218
Capitalized servicing rights - new loan sales	183	273	252
Disposal (amortization based on loan payment and payoffs)	(129)	(195)	(552)
Change in fair value	(31)	(12)	263
Balance	$ 1,270	$ 1,247	$ 1,181